Deposits with Restrictions on Use	12 Months Ended
Dec. 31, 2024
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Deposits with Restrictions on Use
5.	Deposits with Restrictions on Use
Deposits which are restricted in use as of December 31, 2024 and 2023 are summarized as follows:

(In millions of won)
	December 31, 2024		December 31, 2023
Cash and cash equivalents(*)	₩	—	58
Short-term financial instruments(*)		79,500	79,500
Long-term financial instruments(*)		372	372

	₩	79,872	79,930

(*)	Includes the charitable trust fund established by the Group, profits from which shall be donated to charitable institutions. As of December 31, 2024, such funds cannot be withdrawn before maturity.